JACKSON L. MORRIS

Attorney at Law
Admitted in Florida and Georgia (inactive)

September 27, 2007
By EDGAR

Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, D.C. 20549

Re: Opticon Systems, Inc.
Commission File No. 000-52488
Registration on Form 10-SB, Amendment No. 3

Ladies and Gentlemen:

You have requested additional information regarding Hathaway, Inc. and Opticon System, Inc.’s satisfaction of conditions 3 and 5, set forth in Staff Legal Bulletin No. 4, issued by your Division.

Condition 3 - “The parent must provide adequate information to its shareholders and the trading markets.”

Discussion. Opticon has filed a registration statement on Form 10-SB (registration statement), which became effective on May 1, 2007. At this time, Opticon Systems has been subject to the reporting requirements of the Securities Exchange Act of 1934 for more than ninety days. Opticon has filed its reports on Form 10-Q for the quarterly periods ending after the effective date of its registration on Form 10-SB and Amendments 2 and 3 to the registration include such quarterly financial information. FINSA is not expected to issue a trading symbol for Opticon’s stock until all of the Division staff’s comments have been satisfied. Opticon expects to file its annual report on Form 10-KSB for the fiscal year ended June 30, 2007 pursuant to a notice of late filing. The distribution of the Opticon stock will not take place until after the 2007 annual report on Form 10-KSB is filed with the Commission. All of this information about Opticon is and will be available to Hathaway’s stockholders and to the trading markets via the EDGAR web site. Hathaway plans to include a copy of Opticon’s annual report with the mailing of Opticon’s stock certificates.

Condition 5 is “If the parent spins-off ‘restricted securities,’ the parent must have held those securities for at least two years.”

Discussion. Hathaway acquired 31,612,500 shares of Opticon on July 29, 2005, in the exchange of Hathaway's stock. Opticon issued an additional 1,982,358 shares as a dividend to Hathaway, solely for the purpose of maintaining the one for two ratio in the proposed dividend spin-off of Opticon common stock to be paid by Hathaway to its stockholders. This dividend is eligible for “tacking”, under Rule 144(d), to the date of Hathaway’s original acquisition of the Opticon stock. Accordingly, Hathaway has and will have owned the Opticon stock distributed in the dividend spin-off for more than two years at the proposed date of the distribution.

As noted in my letter dated August 8, 2007, the Opticon certificates issued to Saed Talari will carry a restrictive legend and be subject to a stop order lodged with the transfer agent. Mr. Talari will be required to satisfy the requirements of Rule 144, including a holding period beginning on the date of distribution, before selling any of the Opticon shares. Stock certificates issued to other of Hathaway’s and Opticon’s affiliates will be restricted, as well. This is intended to satisfy the staff’s position that the stock received by the controlling stockholders is and should be treated as "restricted securities" subject to Rule 144.

Based on the foregoing discussion of the facts related to Opticon and the proposed dividend distribution of its shares to the stockholders of Hathaway, all of which were set forth in my previous letter and in the registration statement, as well as arising from the registration, it remains my opinion that the distribution by Hathaway to its stockholders of the shares of Opticon Systems satisfy the five elements outlined in Staff Legal Bulletin No. 4, and therefore the dividend distribution is not required to be registered under the Securities Act of 1933.

Very truly yours,
/s/ Jackson L. Morris
Jackson L. Morris

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